CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES
Weighted average lessee's incremental borrowing rate applied to the lease liabilities		5.75%
Operating lease commitments disclosed as at December 31, 2018			¥ 19,695
Discounted using weighted average incremental borrowing rate of 5.75%		¥ 15,496
Lease liabilities recognized as at January 1, 2019		19,380
Right-of-use assets	¥ 0	17,266	32,619	¥ 32,619
Lease liability	(5,793)	(19,380)	0
Retained earnings	¥ 272,496	¥ 2,114	¥ 275,712